CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Assets
Cash and cash equivalents | $	$ 3,380		$ 3,751
Restricted cash | $	1,072		284
Accounts receivable, net | $	3,808		4,393
Prepayments and other current assets | $	860		815
Inventories, net | $	496		344
Total current assets | $	9,616		9,587
Property, plant and equipment, net | $	734		771
Interests in affiliates | $	12,158		11,489
Goodwill | $	1,071		1,071
Deferred tax assets | $	158		186
Total non-current assets | $	14,121		13,517
Total assets | $	23,737		23,104
Liabilities and shareholders' equity
Accounts payable | $	3,680		3,173
Bank borrowings | $	97		720
Other payables and accrued expenses | $	2,721		2,258
Taxes payable | $	132		335
Total current liabilities | $	6,630		6,486
Total liabilities | $	6,630		6,486
Commitments and contingencies | $
Shareholders' equity:
Ordinary share, 20,000,000 (2016: 20,000,000) shares authorized; 2,229,609 (2016: 2,229,609) shares issued | $	123		123
Additional paid-in capital | $	9,551		9,551
Treasury stock, 167,700 shares at cost as of December 31, 2017 and 2016, respectively | $	(786)		(786)
PRC statutory reserves | $	352		352
Accumulated other comprehensive income | $	918		857
Retained earnings | $	5,811		5,338
Equity attributable to shareholders | $	15,969		15,435
Non-controlling interest | $	1,138		1,183
Total shareholders' equity | $	17,107		16,618
Total liabilities and shareholders' equity | $	23,737		23,104
ZHEJIANG TIANLAN
Assets
Cash and cash equivalents		¥ 25,785		¥ 33,545
Accounts receivable, net		180,518		165,100
Prepayments and other current assets		149,637		111,057
Other tax receivables		0		215
Inventories, net		15,117		13,105
Total current assets		371,057		323,022
Property, plant and equipment, net		140,479		149,840
Intangible asset, net		1,223		1,375
Land use right, net		5,598		5,747
Deferred tax assets		6,269		5,864
Other non-current asset		17,512		17,512
Long term investment		1,991		0
Total non-current assets | $	173,072		180,338
Total assets		544,129		503,360
Liabilities and shareholders' equity
Bank borrowings		33,000		25,000
Accounts payable		127,429		117,939
Other payables and accrued expenses		72,450		51,183
Other taxes payable		11,086		7,490
Borrowings - current portion | $	29,438		25,076
Income tax payable		4,782		3,262
Total current liabilities		278,185		229,950
Long term borrowings		54,630		86,615
Total liabilities		332,815		316,565
Commitments and contingencies
Shareholders' equity:
Share capital		82,572		81,372
Capital reserve		32,480		26,480
PRC statutory reserves		14,122		11,636
Retained earnings		79,646		65,394
Equity attributable to shareholders		208,820		184,882
Non-controlling interest		2,494		1,913
Total shareholders' equity		211,314		186,795
Total liabilities and shareholders' equity		544,129		503,360
ZHEJIANG JIAHUAN
Assets
Cash and cash equivalents		7,135		6,595
Restricted cash		1,495		1,498
Accounts receivable, net		91,853		91,037
Notes receivables		9,476		11,064
Other receivables		14,290		15,442
Inventories, net		15,057		28,005
Tax recoverable		54		0
Total current assets		139,360		153,641
Property, plant and equipment, net		19,962		21,861
Intangible asset, net		3,645		242
Land use right, net		6,125		6,288
Long term investment		69		69
Total non-current assets | $	$ 29,801		$ 28,460
Total assets		169,161		182,101
Liabilities and shareholders' equity
Short term bank loans		27,500		28,200
Note payable		0		4,750
Accounts payable		22,997		27,595
Other payables and accrued expenses		7,916		13,911
Income tax payable		2,694		1,466
Total current liabilities		61,107		75,922
Other long term liabilities		5,495		5,671
Shareholders' equity:
Share capital		80,000		80,000
Capital reserve		(1,399)		(1,399)
PRC statutory reserves		3,095		3,095
Retained earnings		20,863		18,812
Total shareholders' equity		102,559		100,508
Total liabilities and shareholders' equity		¥ 169,161		¥ 182,101